Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Accounts Receivable [Abstract]
Trade	$ 263,210	$ 305,141
Accrued trade	33,472	29,363
Prepaids and other	82,030	86,923
Trade and other current receivables	$ 378,712	$ 421,427	$ 413,925